SHAREHOLDERS' EQUITY - Schedule of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	$ 187,101	$ 183,302	$ 188,888
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	17,418	18,904	18,535
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	33,526	38,047	39,747
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	57,230	48,022	57,114
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	$ 78,927	$ 78,329	$ 73,492